Statements of Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 206,247,213	$ 164,516,922
Receivables:
Total receivables	4,819,519	3,895,505
Notes receivable from participants	4,819,519	3,895,505
Total assets available for benefits	211,066,732	168,412,427
Common collective trusts
Investments, at fair value:
Total investments	7,173,057	6,793,853
Mutual funds
Investments, at fair value:
Total investments	190,613,652	148,833,883
Brokerage account holdings
Investments, at fair value:
Total investments	1,931,310	1,483,376
Extra Space Storage Inc. common stock
Investments, at fair value:
Total investments	$ 6,529,194	$ 7,405,810